Investment in Affiliate (Details) ₪ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
		Jul. 16, 2024 USD ($)	Nov. 30, 2023 USD ($)	Mar. 22, 2023 USD ($) $ / shares shares	Feb. 23, 2023 USD ($) shares	Sep. 01, 2022 ILS (₪)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares
Investments in Affiliates [Line Items]
Outstanding amount									$ 98	$ 98
Bonus		$ 60		$ 51		₪ 480	$ 121	₪ 425
Reduction of monthly fee			$ 10
Par value per share (in Dollars per share) | $ / shares	[1]
Dividing number of exchange shares acquired				288
SciSparc U.S [Member]
Investments in Affiliates [Line Items]
Shares acquired (in Shares) | shares					57
Percentage of issued and outstanding common stock					49.00%
Cash					$ 3,000
Management services cost				$ 20
Loss an impairment related to investment									$ 659	$ 955
SciSparc [Member]
Investments in Affiliates [Line Items]
Par value per share (in Dollars per share) | $ / shares
Issuance of ordinary shares (in Shares) | shares				35,345
Exchange shares (in Shares) | shares				13,858
Jeffs' Brands Holding [Member]
Investments in Affiliates [Line Items]
Voting rights percentage									49.00%
Minimum [Member]
Investments in Affiliates [Line Items]
Percentage of exchange shares				2.97%
Maximum [Member]
Investments in Affiliates [Line Items]
Percentage of exchange shares				4.99%

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2024. See Note 13.